United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-3385

                      (Investment Company Act File Number)


                              Federated Stock Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 10/31/04


                 Date of Reporting Period: Quarter ended 7/31/04







Item 1.        Schedule of Investments




Federated Stock Trust
Portfolio of Investments
July 31, 2004 (unaudited)


  Shares                                                                                      Value
                       Common Stocks--96.9%
                       Consumer Discretionary--12.6%
  192,200              Federated Department Stores, Inc.                                $     9,210,224
  1,166,231            Ford Motor Co.                                                         17,166,920
  690,600              Gap (The), Inc.                                                        15,676,620
  587,800              Home Depot, Inc.                                                       19,820,616
  1,021,600            Interpublic Group Cos., Inc.                                           13,066,264
  422,300              Johnson Controls, Inc.                                                 23,838,835
  593,210              Koninklijke (Royal) Philips Electronics NV, ADR                        14,373,478
  747,200              News Corp. Ltd., ADR                                                   23,738,544
  202,800              Viacom, Inc., Class A                                                  6,905,340
  302,100              Viacom, Inc., Class B                                                  10,147,539
  847,800              Walt Disney Co.                                                        19,575,702
                       Total                                                                  173,520,082
                       Consumer Staples--3.2%
  580,100              Altria Group, Inc.                                                     27,612,760
  452,400          1    Rite Aid Corp.                                                        2,221,284
  773,600              Tyson Foods, Inc., Class A                                             14,744,816
                       Total                                                                  44,578,860
                       Energy--11.0%
  453,500              BP PLC, ADR                                                            25,559,260
  357,689              ChevronTexaco Corp.                                                    34,212,953
  354,160              ConocoPhillips                                                         27,897,183
  635,300              Exxon Mobil Corp.                                                      29,414,390
  528,800              Halliburton Co.                                                        16,789,400
  435,900              Marathon Oil Corp.                                                     16,420,353
                       Total                                                                  150,293,539
                       Financials--31.1%
  559,900              AON Corp.                                                              14,803,756
  437,200              Ace Ltd.                                                               17,745,948
  504,300              Allstate Corp.                                                         23,742,444
  195,600              American International Group, Inc.                                     13,819,140
  657,200              Bank of America Corp.                                                  55,868,572
  156,406              Bear Stearns Cos., Inc.                                                13,047,389
  242,500              Capital One Financial Corp.                                            16,810,100
  1,108,500            Citigroup, Inc.                                                        48,873,765
  114,900              Freddie Mac                                                            7,389,219
  243,900              Fannie Mae                                                             17,307,144
  180,500              Goldman Sachs Group, Inc.                                              15,918,295
  296,000              Hartford Financial Services Group, Inc.                                19,269,600
  1,193,600            J.P. Morgan Chase & Co.                                                44,557,088
  636,800              MBNA Corp.                                                             15,722,592
  538,100              Morgan Stanley                                                         26,544,473
  285,000              Nationwide Financial Services, Inc., Class A                           10,108,950
  954,700              U.S. Bancorp                                                           27,018,010
  296,700              Wachovia Corp.                                                         13,146,777
  422,500              Wells Fargo & Co.                                                      24,255,725
                       Total                                                                  425,948,987
                       Healthcare--3.8%
  123,300              Johnson & Johnson                                                      6,814,791
  458,500              McKesson HBOC, Inc.                                                    14,749,945
  434,200              Pfizer, Inc.                                                           13,877,032
  842,300          1    Tenet Healthcare Corp.                                                9,416,914
  121,100              UnitedHealth Group, Inc.                                               7,617,190
                       Total                                                                  52,475,872
                       Industrials--13.2%
  283,700              Block (H&R), Inc.                                                      13,938,181
  1,620,452            Cendant Corp.                                                          37,075,942
  241,100              Eaton Corp.                                                            15,584,704
  488,900              Masco Corp.                                                            14,784,336
  275,400              Northrop Grumman Corp.                                                 14,486,040
  350,700              Pitney Bowes, Inc.                                                     14,799,540
  225,100              Textron, Inc.                                                          13,798,630
  1,308,971            Tyco International Ltd.                                                40,578,101
  540,300              Waste Management, Inc.                                                 15,204,042
                       Total                                                                  180,249,516
                       Information Technology--10.0%
  745,600          1    Applied Materials, Inc.                                               12,652,832
  795,400          1    BMC Software, Inc.                                                    12,471,872
  211,100          1    Computer Sciences Corp.                                               9,974,475
  1,259,149            Hewlett-Packard Co.                                                    25,371,852
  252,900              International Business Machine Corp.                                   22,020,003
  533,900              Microsoft Corp.                                                        15,194,794
  651,500              Motorola, Inc.                                                         10,378,395
  657,360          1    Storage Technology Corp.                                              16,401,132
  517,400          1    SunGard Data Systems, Inc.                                            12,060,594
                       Total                                                                  136,525,949
                       Materials--6.1%
  354,400              Air Products & Chemicals, Inc.                                         18,340,200
  511,400              Alcoa, Inc.                                                            16,380,142
  339,400              Du Pont (E.I.) de Nemours & Co.                                        14,550,078
  360,500              International Paper Co.                                                15,584,415
  324,300              PPG Industries, Inc.                                                   19,117,485
                       Total                                                                  83,972,320
                       Telecommunication Services--3.8%
  248,700              BellSouth Corp.                                                        6,737,283
  433,500              SBC Communications, Inc.                                               10,984,890
  738,200              Sprint Corp. (FON Group)                                               13,789,576
  535,856              Verizon Communications                                                 20,651,890
                       Total                                                                  52,163,639
                       Utilities--2.1%
  182,000              FPL Group, Inc.                                                        12,254,060
  246,600              FirstEnergy Corp.                                                      9,642,060
  167,400              Public Service Enterprises Group, Inc.                                 6,528,600
                       Total                                                                  28,424,720
                       Total Common Stocks (identified cost $1,090,380,085)                   1,328,153,484
                       Mutual Fund--2.3%
  31,312,476       2   Prime Value Obligations Fund, IS Shares(AT NET ASSET VALUE)            31,312,476
                       Total Investments--99.2%
                       (identified cost $1,121,692,561)3                                      1,359,465,960
                       other assets and liabilities---net--0.8%                               11,171,310
                       total net assets---100%                                          $     1,370,637,270



1    Non-income producing security.

2    Affiliated company.

3 The cost of investments for federal tax purposes amounts to $1,121,692,561. The net unrealized appreciation of investment for federal tax purposes was $237,773,399. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $291,116,302 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,342,903.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:

ADR -- American Depositary Receipt












Item 2.        Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.        Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated Stock Trust

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           September 23, 2004


By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004